Commitments And Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies
NOTE 6. COMMITMENTS AND CONTINGENCIES
Registration and Stockholder Rights
The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) were entitled to registration rights pursuant to a registration rights agreement signed upon the consummation of the Initial Public Offering. These holders are entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriter
a 45-day option
from the date of the effective date of the prospectus in connection with the Initial Public Offering to purchase up to 4,125,000 additional Units to cover over-allotments
at
the Initial Public Offering price less the underwriting discounts and commissions. On March 1, 2022, the underwriter consummated the exercise in full of the over-allotment option.
The underwriter was entitled to an underwriting discount of $0.20 per unit, or approximately $6.3 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, the underwriter reimbursed the Company for certain of the Company’s expenses for an aggregate of approximately $2.3 million upon closing of the Initial Public Offering.
Business Combination Marketing Agreement
On February 24, 2022, the Company entered into a business com bi
nation marketing agreement (the “Business Combination Marketing Agreement”) to engage the underwriter, Oppenheimer & Co. (“Oppenheimer”), as advisor in connection with the Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’s attributes, introduce the Company to potential investors that are interested in purchasing its securities in connection with the potential Business Combination, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company agreed to pay Oppenheimer a cash fee for such marketing services upon the consummation of the initial Business Combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of the Initial Public Offering, or approximately $11.1 million in the aggregate (the “Marketing Fees”). The Marketing Fees will become payable to Oppenheimer from the amounts held in the Trust Account solely in the event that the Company completes an initial Business Combination, subject to the terms of the underwriting agreement for the Initial Public Offering. Up to $0.105 per unit, or up to approximately $3.3 million of such Marketing Fees, may instead be paid, at the Company’s sole discretion, to third party advisors not participating in the Initial Public Offering that assist the Company in consummating the initial Business Combination.
On February 6, 2023, the Company received a formal letter from Oppenheimer, advising that it had waived any claims to the Marketing Fees and the fees previously owed to Oppenheimer will not be paid or reallocated to any other advisor.

NOTE 6. COMMITMENTS AND CONTINGENCIES
Registration and Stockholder Rights
The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) were entitled to registration rights pursuant to a registration rights agreement signed upon the consummation of the Initial Public Offering. These holders are entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the
underwriter a 45-day option from
the date of the effective date of the prospectus in connection with the Initial Public Offering to purchase up to 4,125,000 additional Units to cover over-allotments at the Initial Public Offering price less the underwriting discounts and commissions. On March 1, 2022, the underwriter consummated the exercise in full of the over-allotment option.
The underwriter was entitled to an underwriting discount of $0.20 per unit, or approximately $6.3 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, the underwriter reimbursed the Company for certain of the Company’s expenses for an aggregate of approximately $2.3 million upon closing of the Initial Public Offering.
Business Combination Marketing Agreement
On February 24, 2022, the Company entered into a business combination marketing agreement (the “Business Combination Marketing Agreement”) to engage the underwriter, Oppenheimer & Co. (“Oppenheimer”), as advisor in connection with the Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’s attributes, introduce the Company to potential investors that are interested in purchasing its securities in connection with the potential Business Combination, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company agreed to pay Oppenheimer a cash fee for such marketing services upon the consummation of the initial Business Combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of the Initial Public Offering, or approximately $11.1 million in the aggregate (the “Marketing Fees”). The Marketing Fees will become payable to Oppenheimer from the amounts held in the Trust Account solely in the event that the Company completes an initial Business Combination, subject to the terms of the underwriting agreement for the Initial Public Offering. Up to $0.105 per unit, or up to approximately $3.3 million of such Marketing Fees, may instead be paid, at the Company’s sole discretion, to third party advisors not participating in the Initial Public Offering that assist the Company in consummating the initial Business Combination.
On February 6, 2023, the Company received a formal letter from Oppenheimer, advising that it had waived any claims to the Marketing Fees and the fees previously owed to Oppenheimer will not be paid or reallocated to any other advisor.